GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
GEOGRAPHIC INFORMATION
Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Revenue
United States	$676,564	$589,924	$532,292
All other countries	441,546	319,781	304,166
Total	$1,118,110	$909,705	$836,458

The United States is the only country whose revenue is greater than 10 percent of total revenue.

	December 31,
	2016	2015
	(In thousands)
Long-lived assets (excluding goodwill and intangible assets)
United States	$41,747	$20,702
All other countries	21,207	19,898
Total	$62,954	$40,600

The only country, other than the United States, with greater than 10 percent of total long-lived assets (excluding goodwill and intangible assets), was France with $14.3 million and $14.5 million as of December 31, 2016 and 2015.